Item 1. Schedule of Investments


 T. Rowe Price Capital Appreciation Fund
 (Unaudited)                                           September 30, 2004

 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par Value
 (Cost and value in $ 000s)


 COMMON STOCKS  64.5%
 CONSUMER DISCRETIONARY  7.3%
 Hotels, Restaurants & Leisure  0.3%
 Marriott, Class A                                     260,000       13,510

                                                                     13,510

 Household Durables  1.9%
 Fortune Brands                                        420,000       31,118

 Newell Rubbermaid                                     2,395,000     47,996

                                                                     79,114

 Leisure Equipment & Products  0.3%
 Hasbro                                                660,000       12,408

                                                                     12,408

 Media  3.9%
 Comcast, Class A *                                    622,414       17,577

 Disney                                                587,000       13,237

 Meredith                                              585,000       30,057

 New York Times, Class A                               590,600       23,092

 Time Warner *                                         2,135,000     34,459

 Washington Post, Class B                              48,000        44,160

                                                                     162,582

 Specialty Retail  0.9%
 Home Depot                                            855,000       33,516

 Petrie Stores Liquidation Trust *                     2,585,000     1,215

                                                                     34,731

 Total Consumer Discretionary                                        302,345

 CONSUMER STAPLES  3.2%
 Food & Staples Retailing  0.8%
 CVS                                                   811,000       34,167

                                                                     34,167

 Food Products  1.1%
 General Mills                                         955,000       42,880

                                                                     42,880

 Tobacco  1.3%
 Altria Group                                          992,000       46,664

 Loews                                                 289,500       7,055

                                                                     53,719

 Total Consumer Staples                                              130,766

 ENERGY  6.5%
 Energy Equipment & Services  1.0%
 Baker Hughes                                          920,000       40,222

                                                                     40,222

 Oil & Gas  5.5%
 Amerada Hess                                          920,000       81,880

 ChevronTexaco                                         492,600       26,423

 Devon Energy                                          203,150       14,426

 Imperial Oil                                          384,000       19,856

 Murphy Oil                                            610,000       52,930

 Royal Dutch Petroleum ADS                             665,000       34,314

                                                                     229,829

 Total Energy                                                        270,051

 FINANCIALS  10.1%
 Capital Markets  1.6%
 Charles Schwab                                        3,656,500     33,603

 Lehman Brothers                                       395,000       31,490

                                                                     65,093

 Commercial Banks  0.4%
 Royal Bank of Scotland (GBP)                          495,000       14,297

                                                                     14,297

 Insurance  7.6%
 Assurant                                              922,000       23,972

 Genworth Financial, Class A *                         1,560,000     36,348

 Hartford Financial Services                           192,700       11,934

 Loews                                                 611,000       35,743

 Marsh & McLennan                                      1,585,000     72,530

 Prudential                                            661,000       31,093

 SAFECO                                                1,018,000     46,472

 St. Paul Companies                                    531,000       17,555

 UnumProvident                                         696,500       10,928

 White Mountains Insurance Group                       51,700        27,194

                                                                     313,769

 Real Estate  0.5%
 Rouse, REIT                                           334,000       22,338

                                                                     22,338

 Total Financials                                                    415,497

 HEALTH CARE  6.1%
 Health Care Equipment & Supplies  0.9%
 Baxter International                                  1,117,000     35,923

                                                                     35,923

 Health Care Providers & Services  2.0%
 AmerisourceBergen                                     750,000       40,282

 Cardinal Health                                       980,000       42,895

                                                                     83,177

 Pharmaceuticals  3.2%
 Bristol-Myers Squibb                                  1,032,000     24,427

 Merck                                                 806,000       26,598

 Schering-Plough                                       1,512,000     28,819

 Wyeth                                                 1,383,000     51,724

                                                                     131,568

 Total Health Care                                                   250,668

 INDUSTRIALS & BUSINESS SERVICES  7.8%
 Aerospace & Defense  1.9%
 Honeywell International                               761,000       27,290

 Lockheed Martin                                       930,000       51,875

                                                                     79,165

 Air Freight & Logistics  1.5%
 Ryder System                                          1,310,000     61,622

                                                                     61,622

 Commercial Services & Supplies  1.6%
 R.R. Donnelley                                        300,000       9,396

 ServiceMaster                                         2,485,000     31,957

 Waste Management                                      950,000       25,973

                                                                     67,326

 Industrial Conglomerates  1.4%
 3M                                                    252,000       20,152

 Tyco International                                    1,263,000     38,724

                                                                     58,876

 Road & Rail  1.4%
 Burlington Northern Santa Fe                          638,000       24,442

 CSX                                                   925,000       30,710

                                                                     55,152

 Total Industrials & Business Services                               322,141

 INFORMATION TECHNOLOGY  3.9%
 Computers & Peripherals  0.6%
 Hewlett-Packard                                       1,221,000     22,894

                                                                     22,894

 Semiconductor & Semiconductor Equipment  0.9%
 Texas Instruments                                     1,795,000     38,197

                                                                     38,197

 Software  2.4%
 Microsoft                                             3,555,000     98,296

                                                                     98,296

 Total Information Technology                                        159,387

 MATERIALS  11.0%
 Chemicals  4.3%
 Agrium                                                1,238,100     21,989

 Dow Chemical                                          340,000       15,361

 DuPont                                                950,000       40,660

 Great Lakes Chemical                                  830,000       21,248

 Octel +                                               990,000       21,028

 Potash Corp./Saskatchewan                             880,000       56,469

                                                                     176,755

 Metals & Mining  5.3%
 Alcoa                                                 430,000       14,444

 Newmont Mining                                        2,295,000     104,491

 Nucor                                                 745,000       68,071

 Phelps Dodge                                          362,000       33,315

                                                                     220,321

 Paper & Forest Products  1.4%
 Bowater                                               670,000       25,587

 Potlatch                                              710,000       33,235

                                                                     58,822

 Total Materials                                                     455,898

 TELECOMMUNICATION SERVICES  3.2%
 Diversified Telecommunication Services  3.2%
 Qwest Communications International *                  16,324,400    54,360

 Sprint                                                1,335,000     26,874

 Verizon Communications                                1,290,000     50,800

 Total Telecommunication Services                                    132,034

 UTILITIES  5.4%
 Electric Utilities  3.6%
 FirstEnergy                                           1,376,946     56,565

 Pinnacle West Capital                                 296,000       12,284

 PPL                                                   320,572       15,124

 TXU                                                   805,000       38,576

 Unisource Energy                                      1,039,000     25,300

                                                                     147,849

 Gas Utilities  0.6%
 NiSource                                              1,247,000     26,199

                                                                     26,199

 Multi-Utilities & Unregulated Power  1.2%
 Duke Energy                                           2,195,000     50,244

                                                                     50,244

 Total Utilities                                                     224,292

 Total Common Stocks (Cost  $2,022,180)                              2,663,079

 PREFERRED STOCKS  0.0%
 Entergy-GSU                                           12,332        644

 Pacific Gas & Electric                                19,000        487

 Southern California Edison                            5,000         501

 Total Preferred Stocks (Cost  $874)                                 1,632

 CONVERTIBLE PREFERRED STOCKS  5.8%
 Amerada Hess                                          270,000       21,627

 Baxter International                                  55,000        2,956

 El Paso Energy                                        124,300       4,313

 Ford Motor Capital Trust II                           435,000       22,742

 Genworth Financial                                    718,000       21,048

 Hercules                                              37,525        29,270

 Newell Financial Trust                                520,000       22,565

 Owens-Illinois                                        325,000       11,326

 Schering-Plough *                                     375,000       19,841

 Scottish RE Group                                     560,000       15,047

 Travelers Property                                    1,030,000     23,360

 Unocal                                                217,500       11,159

 UnumProvident                                         447,500       12,914

 XL Capital                                            800,000       19,768

 Total Convertible Preferred Stocks (Cost  $217,457)                 237,936

 CONVERTIBLE BONDS  10.0%
 America Online, Zero Coupon, 12/6/19                  18,000,000    11,459

 Amerisource Health, 5.00%, 12/1/07                    20,000,000    21,488

 Capitalsource, 144A, 3.50%, 7/15/34                   15,000,000    14,975

 Corning, Zero Coupon, 11/8/15                         38,500,000    30,610

 Crown Castle International, 4.00%, 7/15/10 +          11,200,000    18,145

 Delta Air Lines
 144A, 2.875%, 2/18/24                                 35,500,000    11,415

 8.00%, 6/3/23                                         5,000,000     1,551

 GAP, 144A, 5.75%, 3/15/09                             6,000,000     7,381

 General Mills, Zero Coupon, 10/28/22                  57,500,000    40,373

 Human Genome Sciences, 144A, 2.25%, 10/15/11          18,340,000    18,413

 King Pharmaceutical, 2.75%, 11/15/21                  16,700,000    16,173

 Liberty Media, Class B, 3.25%, 3/15/31                26,700,000    23,773

 Loews, 3.125%, 9/15/07                                24,100,000    23,634

 Lowe's, LYONs, 2/16/21                                3,500,000     3,189

 Lucent Technologies, 8.00%, 8/1/31                    27,700,000    30,136

 Oak Industries, 4.875%, 3/1/08                        2,800,000     2,879

 Radian Group, 2.25%, 1/1/22                           7,500,000     7,616

 Red Hat, 144A, 0.50%, 1/15/24                         18,978,000    16,731

 Roche Holdings, LYONs, 144A, 7/25/21                  86,000,000    53,250

 Scottish RE Group, 4.50%, 12/1/22                     1,453,000     1,709

 Selective Insurance, 1.616%, 9/24/32                  15,400,000    8,076

 Teck, 3.75%, 7/15/06                                  18,600,000    18,423

 Tyco International
 Class A, 144A, 2.75%, 1/15/18                         8,250,000     11,549

 Class B, 144A, 3.125%, 1/15/23                        4,125,000     6,175

 USF&G, Zero Coupon, 3/3/09                            15,550,000    12,807

 Total Convertible Bonds (Cost  $404,211)                            411,930

 CORPORATE BONDS  0.3%
 Potlatch, 10.00%, 7/15/11                             3,000,000     3,405

 XM Satellite Radio
 12.00%, 6/15/10                                       3,341,000     3,900

 STEP, 0%, 12/31/09                                    5,660,442     5,604

 Total Corporate Bonds (Cost  $11,548)                               12,909

 SHORT-TERM INVESTMENTS  21.7%
 Money Market Fund  21.7%
 T. Rowe Price Reserve Investment Fund, 1.68% #+       894,191,755   894,192

 Total Short-Term Investments (Cost  $894,192)                       894,192

 Total Investments in Securities
 102.3% of Net Assets (Cost $3,550,462)                $             4,221,678



 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $139,889 and represents 3.4% of net assets
 ADS  American Depository Shares
 GBP  British pound
 LYONsLiquid Yield Option Notes
 REIT Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)


 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities

                  Purchase Sales Realized    Investment        Value
 Affiliate        Cost     Cost  Gain/(Loss) Income      9/30/04  12/31/03

 Crown Castle
 International     -        -     -          324         18,145   14,970

 Octel             -        -     -          119         21,028   19,493

 T. Rowe Price Reserve
 Investment Fund  ***      ***    ***        6,546       894,192  531,720

 Totals                       -     -        6,989       933,365  566,183

 *** Realized gain/(loss) and purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Capital Appreciation Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks maximum long-term capital appreciation by investing primarily in common stocks, and it may also hold fixed-income and other securities to help preserve principal value in uncertain or declining markets.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $3,550,462,000. Net unrealized gain aggregated $671,217,000 at period-end, of which $773,995,000 related to appreciated investments and $102,778,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                             SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004